OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569


                            Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Ibbotson Conservative Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited)


 Shares                                                  Value

                MUTUAL FUNDS - 89.4%
                PIONEER FUNDS - 89.4%
787,112         Pioneer Bond Fund Class Y              $      7,123,362

 54,236         Pioneer Cullen Value Fund Class Y              1,206,755

 17,285         Pioneer Europe Select Equity Fund Clas            811,718

 45,599         Pioneer Fund Class Y                           2,403,070

 65,847         Pioneer Global High Yield Fund Class Y            796,747

105,417         Pioneer Government Income Fund Class Y            989,865

104,295         Pioneer High Yield Fund Class Y                1,197,303

 79,031         Pioneer Independence Fund Class Y              1,200,479

 99,271         Pioneer International Equity Fund Clas         2,848,081

 22,207         Pioneer Mid-Cap Growth Fund Class Y               400,176

 51,534         Pioneer Oak Ridge Large Cap Growth Fun            802,386

217,804         Pioneer Research Fund Class Y                  2,803,136

992,050         Pioneer Short Term Income Fund Class Y         9,712,169

 12,023         Pioneer Small Cap Value Fund Class Y              399,405

188,159         Pioneer Strategic Income Fund Class Y          1,981,317

 43,157         Pioneer Value Fund Class Y                        797,973

TOTAL INVESTMENTS IN SECURITIES - 89.4%
(Cost $33,569,221) (a)                                 $    35,473,942
OTHER ASSETS AND LIABILITIES - 10.6%                   $      4,220,104
TOTAL NET ASSETS - 100.0%                              $    39,694,046


(a) At October 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $33,569,221 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost               $      1,923,916
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                           (19,195)
       Net unrealized gain                             $      1,904,721


Pioneer Ibbotson Moderate Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited)


 Shares                                              Value

             MUTUAL FUNDS - 98.6%
             PIONEER FUNDS - 98.6%
3,428,146    Pioneer Bond Fund Class Y              $  31,024,719

573,901      Pioneer Cullen Value Fund Class Y          12,769,306

154,450      Pioneer Emerging Markets Fund Class Y        7,631,367

204,150      Pioneer Europe Select Equity Fund Clas       9,586,902

540,550      Pioneer Fund Class Y                       28,486,987

515,387      Pioneer Global High Yield Fund Class Y       6,236,189

495,575      Pioneer Government Income Fund Class Y       4,653,451

204,051      Pioneer Growth Opportunities Fund Clas       6,194,998

618,175      Pioneer High Yield Fund Class Y              7,096,652

820,892      Pioneer Independence Fund Class Y          12,469,350

1,196,975    Pioneer International Equity Fund Clas     34,341,223

357,835      Pioneer Mid-Cap Growth Fund Class Y          6,448,183

233,809      Pioneer Mid-Cap Value Fund Class Y           6,249,726

1,104,288    Pioneer Oak Ridge Large Cap Growth Fun     17,193,760

304,173      Pioneer Real Estate Shares Fund Class        9,405,033

2,479,387    Pioneer Research Fund Class Y              31,909,714

5,723,363    Pioneer Short Term Income Fund Class Y     56,031,725

188,138      Pioneer Small Cap Value Fund Class Y         6,249,928

567,937      Pioneer Strategic Income Fund Class Y        5,980,376

680,005      Pioneer Value Fund Class Y                 12,573,300

             TOTAL INVESTMENTS IN SECURITIES - 98.6%
             (Cost $271,394,488) (a)                $312,532,889
             OTHER ASSETS AND LIABILITIES - 1.4%    $    4,537,683
             TOTAL NET ASSETS - 100.0%              $317,070,572




(a) At October 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $271,394,488 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost            $  42,134,142
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                    (995,741)
       Net unrealized gain                          $  41,138,401


Pioneer Ibbotson Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited)


 Shares                                                    Value

            MUTUAL FUNDS - 100.3%
            PIONEER FUNDS - 100.3%
1,268,157   Pioneer Bond Fund Class Y                     $  11,476,819

435,744     Pioneer Cullen Value Fund Class Y                   9,695,296

239,659     Pioneer Emerging Markets Fund Class Y             11,841,530

245,308     Pioneer Europe Select Equity Fund Class Y         11,519,687

364,520     Pioneer Fund Class Y                              19,210,207

242,512     Pioneer Growth Opportunities Fund Class Y           7,362,665

623,913     Pioneer Independence Fund Class Y                   9,477,237

1,045,655   Pioneer International Equity Fund Class Y         29,999,842

345,371     Pioneer Mid-Cap Growth Fund Class Y                 6,223,584

350,862     Pioneer Mid-Cap Value Fund Class Y                  9,378,537

1,039,325   Pioneer Oak Ridge Large Cap Growth Fund Class     16,182,283

304,771     Pioneer Real Estate Shares Fund Class Y             9,423,509

1,951,423   Pioneer Research Fund Class Y                     25,114,812

433,641     Pioneer Short Term Income Fund Class Y              4,245,343

225,138     Pioneer Small Cap Value Fund Class Y                7,479,072

410,562     Pioneer Value Fund Class Y                          7,591,288

            TOTAL INVESTMENTS IN SECURITIES - 100.3%
            (Cost $161,161,220) (a)                       $196,221,711
            OTHER ASSETS AND LIABILITIES - (0.3%)         $      (674,089)
            TOTAL NET ASSETS - 100.0%                     $195,547,622




(a) At October 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $161,161,220 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                  $  35,086,975
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                            (26,484)
       Net unrealized gain                                $  35,060,491


Pioneer Ibbotson Growth Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited)


 Shares                                            Value

           MUTUAL FUNDS - 100.3%
           PIONEER FUNDS - 100.3%
2,702,814  Pioneer Bond Fund Class Y              $  24,460,466

 563,704   Pioneer Cullen Value Fund Class Y          12,542,411

 296,677   Pioneer Emerging Markets Fund Class Y      14,658,820

 262,587   Pioneer Europe Select Equity Fund Clas     12,331,102

 527,034   Pioneer Fund Class Y                       27,774,691

 250,511   Pioneer Global High Yield Fund Class Y       3,031,181

  50,293   Pioneer Government Income Fund Class Y          472,252

 296,565   Pioneer Growth Opportunities Fund Clas       9,003,712

 307,347   Pioneer High Yield Fund Class Y              3,528,345

 978,893   Pioneer Independence Fund Class Y          14,869,389

1,335,891  Pioneer International Equity Fund Clas     38,326,703

 532,415   Pioneer Mid-Cap Growth Fund Class Y          9,594,117

 451,801   Pioneer Mid-Cap Value Fund Class Y         12,076,633

1,465,510  Pioneer Oak Ridge Large Cap Growth Fun     22,817,994

 390,928   Pioneer Real Estate Shares Fund Class      12,087,483

2,880,825  Pioneer Research Fund Class Y              37,076,213

3,360,851  Pioneer Short Term Income Fund Class Y     32,902,728

 271,223   Pioneer Small Cap Value Fund Class Y         9,010,040

 271,346   Pioneer Strategic Income Fund Class Y        2,857,276

 700,235   Pioneer Value Fund Class Y                 12,947,338

           TOTAL INVESTMENTS IN SECURITIES - 100.3%
           (Cost $266,407,998) (a)                $312,368,894
           OTHER ASSETS AND LIABILITIES - (0.3%)  $      (964,949)
           TOTAL NET ASSETS - 100.0%              $311,403,945




(a) At October 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $266,407,998 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost          $  46,366,461
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                  (405,565)
       Net unrealized gain                        $  45,960,896



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2007

* Print the name and title of each signing officer under his or her signature.